Document and Entity Information	Jul. 12, 2020
Cover [Abstract]
Entity Registrant Name	ANALOG DEVICES INC
Amendment Flag	false
Entity Central Index Key	0000006281
Document Type	8-K
Document Period End Date	Jul. 12, 2020
Entity Incorporation State Country Code	MA
Entity File Number	1-7819
Entity Tax Identification Number	04-2348234
Entity Address, Address Line One	One Technology Way
Entity Address, City or Town	Norwood
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02062
City Area Code	(781)
Local Phone Number	329-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.16 2/3 par value per share
Trading Symbol	ADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false